Document and Entity Information	9 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	Flux Power Holdings, Inc.
Entity Central Index Key	0001083743
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false